INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3:  INVENTORIES

Inventories consist of the following as of December 31, 2021 and 2020:

Details	2021	2020
Raw materials	$81,734	$60,855
Work in process	146,840	133,144
Finished goods	5,938	5,127
	$234,512	$199,126

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $2,775 and $1,946 as of December 31, 2021 and 2020, respectively.